Investment Objectives and Goals - (Eaton Vance Series Trust II) - (Parametric Tax-Managed Emerging Markets Fund)	Jun. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders.